Intangible Assets and Goodwill - Summary of Goodwill has been Allocated to Acquired Subsidiaries Level (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	$ 551,905	$ 559,885
Air Ticketing [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	220,112	224,184
Hotels and Packages [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	205,490	206,863
Bus Ticketing [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	122,375	125,494
Other Units Without Significant Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	$ 3,928	$ 3,344